Pension schemes - Significant validation assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
United Kingdom
Disclosure of defined benefit plans
Discount rate	4.90%	1.95%	1.45%
Inflation	3.20%	3.30%	2.80%
United States
Disclosure of defined benefit plans
Discount rate	5.35%	2.80%	2.45%
Inflation	2.50%	2.50%	2.50%